Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 8 – Related Party Transactions

Accounting Services – An entity related to a shareholder provided accounting and bookkeeping services of approximately $45,000, $131,000 and $25,000, respectively, to the Company during the years ended December 31, 2016, 2015 and 2014, respectively.

Office Lease - A non-employee director of the Company is also the CEO of The Doctors Laboratory (“TDL”).  The Company leases its UK office space from TDL and has incurred expenses of approximately $142,000 and $10,000 plus VAT during the years ended December 31, 2016 and 2015, respectively (see Note 9).

Other – At December 31, 2015, there was a receivable balance in the amount of $10,366 with RPC, a major shareholder. The Company paid certain registration fees on RPC’s behalf and is treating this as short-term in nature with no interest. This amount is recorded under “Receivable from related party” within current assets on the balance sheet. At December 31, 2016, the balance was $0.